Trade and other payables - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables
Increase (decrease) in trade payables	€ (939)
Payroll payables	268	€ 287
Other payables	2,839	2,156
Payables for social security contributions	120	110
Trade and other payables	22,092	20,654
Payables to factoring companies in relation to the recognition of Eni's tax credits	1,129	728
Euro
Trade and other payables
Trade and other payables	11,487	10,200
US Dollars
Trade and other payables
Trade and other payables	10,047	10,421
Global Gas & LNG Portfolio
Trade and other payables
Increase (decrease) in trade payables	830
Gas take-or-pay contracts
Trade and other payables
Other payables	€ 199	€ 187